Equity Investments - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option	$ 141.0		$ 148.0
Gains (losses) on equity method investments	(8.0)	$ (1.0)
Equity investments in publicly listed companies	290.0		96.0
Equity investments in publicly listed companies	126.0	4.0
Non-marketable equity securities	146.0		130.0
Gains (losses) on non-marketable equity securities (includes NAV)	10.0	1.0
Dividends from equity investments	2.4	1.1
Financial commitments to investees, off balance sheet	24.3		25.6
Kigen (UK) Limited
Schedule of Equity Method Investments [Line Items]
Non-marketable equity securities	16.4		16.4
Acetone Limited
Schedule of Equity Method Investments [Line Items]
Gains (losses) on equity method investments	(5.0)	0.0
Equity method investments, fair value	51.5		56.5
Publicly Listed Companies
Schedule of Equity Method Investments [Line Items]
Equity investments in publicly listed companies	289.6		96.1
Equity investments in publicly listed companies	125.6	3.8
Raspberry Pi Holdings PLC
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity securities	67.9
Fair Value Measured at Net Asset Value Per Share
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option	89.1		91.3
Gains (losses) on equity method investments	(2.2)	(2.0)
Non-marketable equity securities	30.3		$ 27.2
Gains (losses) on non-marketable equity securities (includes NAV)	$ 1.6	$ 1.1